Average Annual Total Returns		12 Months Ended	24 Months Ended
	Jul. 25, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.43%	25.02%
S&P 500 and S&P Bitcoin Futures Index 75/25 Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 and S&P Bitcoin Futures 75/25 Blend Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		43.60%	45.84%
CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		38.28%	39.02%
Performance Inception Date	Dec. 27, 2023
CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		34.55%	35.24%
CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		27.54%	23.07%